Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM) (4)	Adjusted EBITDA ($MM) (5)
					Atmus TSR (3)	Peer Group TSR (3)
2024	$6,094,165	$13,267,710	$1,381,068	$1,915,725	$181.50	$144.92	$185.6	$329.5
2023	$8,783,500	$10,716,380	$1,866,873	$2,157,381	$108.50	$124.51	$171.3	$302.3

PEO Total Compensation Amount	$ 6,094,165	$ 8,783,500
PEO Actually Paid Compensation Amount	$ 13,267,710	10,716,380
Adjustment To PEO Compensation, Footnote	2024 Adjustments to Calculate Compensation Actually Paid PEO:

Year	SCT Total Compensation	Deduct Grant Date Fair Value of Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add Fair Value of Equity Awards Granted and Vested in the Year	Add Change in Fair Value of Vested Equity Awards Granted in Prior Years	Deduct Fair Value of Equity Awards that Failed to Meet Vesting Conditions in Year	Add Value of Dividends or other Earnings Paid on Equity Awards	Total Equity Adjustments	Total CAP
2024	$6,094,165	($4,126,588)	$5,683,466	$5,610,444	$0	$6,223	$0	$0	$11,300,133	$13,267,710

Non-PEO NEO Average Total Compensation Amount	$ 1,381,068	1,866,873
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,915,725	2,157,381
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs:

Year	SCT Total Compensation	Deduct Grant Date Fair Value of Stock and Option Awards	Add Year-End Fair Value of Equity Awards Granted in Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Add Fair Value of Equity Awards Granted and Vested in the Year	Add Change in Fair Value of Vested Equity Awards Granted in Prior Years	Deduct Fair Value of Equity Awards that Failed to Meet Vesting Conditions in Year	Add Value of Dividends or other Earnings Paid on Equity Awards	Total Equity Adjustments	Total CAP
2024	$1,381,068	($603,009)	$660,136	$696,774	$1,651	$23,842	($244,738)	$0	$1,137,665	$1,915,724

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Most Important Metrics

Adjusted EBITDA
ROIC

Total Shareholder Return Amount	$ 181.50	108.50
Peer Group Total Shareholder Return Amount	144.92	124.51
Net Income (Loss)	$ 185,600,000	$ 171,300,000
Company Selected Measure Amount	329,500,000	302,300,000
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	ROIC